Consolidated Statements of Operations and Other Comprehensive Income Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Sales		$ 897,432	$ 1,396,152	$ 5,259,447
Sales-related party	2,954,607	1,448,109	8,593,998	5,388,728
Total	2,954,607	2,345,541	9,990,150	10,648,175
Cost of sales-production	2,960,529	2,278,420	10,061,164	9,149,717
Loss on factory relocation	190,703		284,987
Total cost of sales	3,151,232	2,278,420	10,346,151	9,149,717
Gross (loss) profit	(196,625)	67,121	(356,001)	1,498,458
Operating Expenses
Selling expenses	8,710	46,867	86,751	68,321
General & administrative expenses	391,649	194,912	710,457	917,408
Total operation expenses	400,359	241,779	797,208	985,729
(Loss) income from operation	(596,984)	(174,658)	(1,153,209)	512,729
Other income (expenses):
Interest expenses	(122,535)	(40,195)	(237,581)	(187,528)
Other income (expenses)	(5,591)	24,588	8,713	(19,159)
Gain on selling of imperfections				462,368
Total other (expenses) income, net	(128,126)	(15,607)	(228,868)	255,681
Net (loss) income before income taxes	(725,110)	(190,265)	(1,382,077)	768,410
Income tax expenses		9,055	16,067	11,029
Net (loss) income	(725,110)	(199,320)	(1,398,144)	757,381
Foreign currency translation, net of tax	(33,876)	13,982	(82,832)	11,585
Comprehensive (loss) income	$ (758,986)	$ (185,338)	$ (1,480,976)	$ 768,966
Earnings per share
Basic income (loss) per share	$ (0.02)	$ (0.00)	$ (0.0)	$ 0.02
Diluted income (loss) per share	$ (0.02)	$ (0.00)	$ (0.0)	$ 0.02
Weighted average common shares outstanding, basic	41,109,458	40,976,458	41,014,936	40,976,458
Weighted average common shares outstanding, diluted	41,109,458	40,976,458	41,014,936	40,976,458